Segment Information (Tables)	12 Months Ended
Dec. 31, 2012
Segment Information
Summary of selected revenue and expense information for each operating segment

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
2010	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	193,974,388	75,110,282	66,804,671	20,635,786	—	356,525,127
Cost of revenues	(63,836,933)	(3,016,516)	(26,361,391)	(11,631,655)	—	(104,846,495)
Selling, general and administrative expenses	(76,404,465)	(35,214,081)	(54,741,152)	(8,978,057)	(23,087,167)	(198,424,922)
Other operating income	1,937,031	1,802,676	—	341,193	—	4,080,900

Income (loss) from operations	55,670,021	38,682,361	(14,297,872)	367,267	(23,087,167)	57,334,610
Interest income	1,071,039	1,156,337	286,154	114,293	180,008	2,807,831
Other income (expense), net	104,438	557,722	(22,831)	385,759	483,181	1,508,269

Income (loss) before taxes and equity in affiliates	56,845,498	40,396,420	(14,034,549)	867,319	(22,423,978)	61,650,710
Income tax benefit (expense)	(9,653,196)	(2,911,786)	455,815	(587,067)	—	(12,696,234)

Income (loss) before equity in affiliates	47,192,302	37,484,634	(13,578,734)	280,252	(22,423,978)	48,954,476
Loss from equity in affiliates	(2,277)	(271,300)	(5,085)	—	—	(278,662)

Net income (loss)	47,190,025	37,213,334	(13,583,819)	280,252	(22,423,978)	48,675,814

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
2011	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	176,441,032	61,750,112	136,452,384	26,981,453	—	401,624,981
Cost of revenues	(97,481,259)	(6,708,358)	(37,583,296)	(21,271,577)	—	(163,044,490)
Selling, general and administrative expenses	(97,293,397)	(48,176,668)	(101,384,497)	(8,237,382)	(31,595,643)	(286,687,587)
Goodwill Impairment charge	—	—	(417,822,304)	—	—	(417,822,304)
Other operating income	3,222,483	2,349,105	13,937	594,835	—	6,180,360

Income (loss) from operations	(15,111,141)	9,214,191	(420,323,776)	(1,932,671)	(31,595,643)	(459,749,040)
Interest income	697,076	881,539	675,759	93,130	279,415	2,626,919
Other expense, net	(7,765)	(558,711)	(1,025,801)	(1,060,778)	(7,804,156)	(10,457,211)

Income (loss) before taxes and equity in affiliates	(14,421,830)	9,537,019	(420,673,818)	(2,900,319)	(39,120,384)	(467,579,332)
Income tax benefit (expense)	6,940,664	(3,696,794)	305,651	(825,591)	—	2,723,930

Income (loss) before equity in affiliates	(7,481,166)	5,840,225	(420,368,167)	(3,725,910)	(39,120,384)	(464,855,402)
Income (loss) from equity in affiliates	16,297	(94,385)	(9,609)	(77,413)	—	(165,110)

Net income (loss)	(7,464,869)	5,745,840	(420,377,776)	(3,803,323)	(39,120,384)	(465,020,512)

		Real Estate
	Real Estate	Information	Real Estate
	Brokerage	and Consulting	Online	Other
2012	Services	Services	Services	Services	Non-allocated	Total
	$	$	$	$	$	$
Revenues	208,284,503	54,517,612	169,755,893	29,881,360	—	462,439,368
Cost of revenues	(114,667,241)	(10,783,472)	(54,117,692)	(23,602,280)	—	(203,170,685)
Selling, general and administrative expenses	(92,291,838)	(53,977,975)	(146,997,279)	(10,544,345)	(33,062,087)	(336,873,524)
Other operating income	2,982,861	2,481,255	153,340	857,567	—	6,475,023

Income (loss) from operations	4,308,285	(7,762,580)	(31,205,738)	(3,407,698)	(33,062,087)	(71,129,818)
Interest income	425,714	624,817	257,204	55,895	242,832	1,606,462
Other income (expense), net	84,937	(59,136)	(1,979,450)	(446)	1,221,225	(732,870)

Income (loss) before taxes and equity in affiliates	4,818,936	(7,196,899)	(32,927,984)	(3,352,249)	(31,598,030)	(70,256,226)
Income tax benefit (expense)	(4,589,892)	623,227	2,329,338	468,673	—	(1,168,654)

Income (loss) before equity in affiliates	229,044	(6,573,672)	(30,598,646)	(2,883,576)	(31,598,030)	(71,424,880)
Income (loss) from equity in affiliates	195,874	(14,933)	(881)	195,449	—	375,509

Net income (loss)	424,918	(6,588,605)	(30,599,527)	(2,688,127)	(31,598,030)	(71,049,371)

Revenues
Major customers
Schedule of major customers
	Years Ended December 31,
	2010	2011	2012
	$	$	$
Customer A	58,986,246	58,044,764	55,924,621

Accounts receivable
Major customers
Schedule of major customers
	As of December 31,
	2011	2012
	$	$
Customer A	37,117,123	52,949,294

Customer deposits
Major customers
Schedule of major customers
	As of December 31,
	2011	2012
	$	$
Customer B	11,109,490	11,136,720
Customer C	24,000,000	26,000,000
Customer D	20,631,910	20,682,480